Putnam PanAgora ESG International Equity ETF
The fund's portfolio
7/31/23 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value
Aerospace and defense (0.1%)
Saab AB Class B (Sweden)	3,482	$183,521

		183,521
Air freight and logistics (1.2%)
DSV A/S (Denmark)	7,460	1,493,673
Yamato Holdings Co., Ltd. (Japan)	7,400	138,580

		1,632,253
Automobile components (0.3%)
FORVIA (France)(NON)	6,160	154,219
Hella GmbH & Co. KGaA (Germany)	1,524	120,814
Pirelli & C SpA (Italy)	25,095	133,821

		408,854
Automobiles (2.5%)
Bayerische Motoren Werke AG (Germany)	2,145	261,455
Honda Motor Co., Ltd. (Japan)	37,300	1,190,631
Volkswagen AG (Preference) (Germany)	8,961	1,187,832
Yamaha Motor Co., Ltd. (Japan)	24,990	731,945

		3,371,863
Banks (9.0%)
Bank Leumi Le-Israel BM (Israel)	57,427	458,741
Barclays PLC (United Kingdom)	653,396	1,299,394
BAWAG Group AG (Austria)	2,235	108,862
Commonwealth Bank of Australia (Australia)	3,353	238,494
DBS Group Holdings, Ltd. (Singapore)	53,744	1,383,851
HSBC Holdings PLC (United Kingdom)	176,733	1,465,874
Japan Post Bank Co., Ltd. (Japan)	55,600	462,571
Jyske Bank A/S (Denmark)(NON)	1,596	120,806
Mediobanca Banca di Credito Finanziario SpA (Italy)	6,148	81,928
Mitsubishi UFJ Financial Group, Inc. (Japan)	238,700	1,925,740
NatWest Group PLC (United Kingdom)	317,324	994,881
Nordea Bank ABP (Finland)	124,270	1,405,806
Ringkjoebing Landbobank A/S (Denmark)	813	115,639
Skandinaviska Enskilda Banken AB (Sweden)	43,857	531,422
United Overseas Bank, Ltd. (Singapore)	60,300	1,368,228

		11,962,237
Beverages (3.9%)
Asahi Group Holdings, Ltd. (Japan)	34,302	1,350,219
Budweiser Brewing Co. APAC, Ltd. (Hong Kong)	140,800	341,195
Coca-Cola Europacific Partners PLC (Spain)	2,219	140,662
Diageo PLC (United Kingdom)	41,836	1,824,125
Pernod Ricard SA (France)	6,522	1,438,491

		5,094,692
Biotechnology (1.3%)
CSL, Ltd. (Australia)	6,812	1,228,027
Genmab A/S (Denmark)(NON)	845	347,481
Genus PLC (United Kingdom)	5,766	182,035

		1,757,543
Building products (0.3%)
ASSA ABLOY AB Class B (Sweden)	15,749	378,524

		378,524
Capital markets (2.0%)
3i Group PLC (United Kingdom)	51,009	1,294,191
DWS Group GmbH & Co. KGaA (Germany)	5,582	196,029
Julius Baer Group, Ltd. (Switzerland)	16,394	1,158,042

		2,648,262
Chemicals (2.6%)
Akzo Nobel NV (Netherlands)	13,266	1,134,205
DSM-Firmenich AG (Switzerland)	3,874	428,076
Givaudan SA (Switzerland)	390	1,314,386
Johnson Matthey PLC (United Kingdom)	10,869	251,217
Nutrien, Ltd. (Canada)	2,196	151,282
Yara International ASA (Norway)	3,725	152,307

		3,431,473
Commercial services and supplies (0.8%)
Brambles, Ltd. (Australia)	110,836	1,048,010

		1,048,010
Communications equipment (0.9%)
Nokia Oyj ADR (Finland)	289,714	1,141,473

		1,141,473
Construction and engineering (1.3%)
Eiffage SA (France)	6,676	694,536
Vinci SA (France)	9,008	1,057,581

		1,752,117
Construction materials (0.5%)
CRH PLC (Ireland)	10,565	629,367

		629,367
Consumer staples distribution and retail (1.7%)
Kesko Oyj Class B (Finland)	22,657	453,263
Koninklijke Ahold Delhaize NV (Netherlands)	33,460	1,154,632
Marks & Spencer Group PLC (United Kingdom)(NON)	60,312	159,679
MatsukiyoCocokara & Co. (Japan)	2,500	146,235
Woolworths Group, Ltd. (Australia)	15,063	391,086

		2,304,895
Containers and packaging (0.2%)
Smurfit Kappa Group PLC (Ireland)	7,198	284,832

		284,832
Diversified telecommunication services (1.0%)
Elisa Oyj (Finland)	2,068	107,868
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	171,000	201,565
Koninklijke KPN NV (Netherlands)	70,293	254,429
Orange SA (France)	29,412	332,569
Spark NZ, Ltd. (New Zealand)	80,097	257,871
United Internet AG (Germany)	8,077	120,955

		1,275,257
Electric utilities (1.0%)
Mercury NZ, Ltd. (New Zealand)	56,584	231,588
Orsted AS (Denmark)	13,092	1,142,029

		1,373,617
Electrical equipment (1.7%)
ABB, Ltd. (Switzerland)	27,987	1,118,774
Legrand SA (France)	10,640	1,065,984

		2,184,758
Electronic equipment, instruments, and components (0.4%)
Halma PLC (United Kingdom)	9,972	286,153
Ibiden Co., Ltd. (Japan)	3,500	212,733

		498,886
Energy equipment and services (0.1%)
Technip Energies NV (France)	5,805	132,311

		132,311
Financial services (0.1%)
Eurazeo SE (France)	1,864	113,746

		113,746
Food products (2.6%)
Danone SA (France)	17,858	1,090,325
Glanbia PLC (Ireland)	8,468	131,372
Nestle SA (Switzerland)	13,879	1,701,035
Orkla ASA (Norway)	62,230	491,697

		3,414,429
Gas utilities (0.2%)
Snam SpA (Italy)	61,855	325,222

		325,222
Health care equipment and supplies (1.7%)
EssilorLuxottica SA (France)	4,500	905,142
Hoya Corp. (Japan)	5,000	579,883
Olympus Corp. (Japan)	47,172	770,181

		2,255,206
Health care providers and services (0.6%)
EBOS Group, Ltd. (Australia)	4,787	114,951
Fresenius SE & Co. KGaA (Germany)	9,575	300,356
Galenica AG (Switzerland)	1,458	117,202
Sonic Healthcare, Ltd. (Australia)	11,048	261,442

		793,951
Health care technology (0.1%)
CompuGroup Medical SE & Co. KGaA (Germany)	2,794	141,804

		141,804
Hotels, restaurants, and leisure (3.1%)
Amadeus IT Holding SA (Spain)	17,913	1,284,531
Aristocrat Leisure, Ltd. (Australia)	46,475	1,229,232
Flutter Entertainment PLC (Ireland)(NON)	4,052	806,540
Sodexo SA (France)	7,315	750,719

		4,071,022
Household durables (2.8%)
Barratt Developments PLC (United Kingdom)	83,231	487,822
Berkeley Group Holdings PLC (The) (United Kingdom)	3,091	172,399
Sekisui House, Ltd. (Japan)	31,300	638,373
Sony Group Corp. (Japan)	21,474	2,009,604
Taylor Wimpey PLC (United Kingdom)	292,456	429,182

		3,737,380
Household products (1.8%)
Essity AB Class B (Sweden)	29,635	734,512
Henkel AG & Co. KGaA Vorzug (Germany)	8,574	598,999
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	1,539	118,754
Reckitt Benckiser Group PLC (United Kingdom)	12,609	944,691

		2,396,956
Industrial conglomerates (1.4%)
Hitachi, Ltd. (Japan)	4,565	298,778
Siemens AG (Germany)	9,490	1,617,101

		1,915,879
Insurance (6.4%)
Aegon NV (Netherlands)	144,528	785,644
Ageas SA/NV (Belgium)	1,425	60,368
Assicurazioni Generali SpA (Italy)	4,621	98,466
Aviva PLC (United Kingdom)	148,314	739,275
AXA SA (France)	20,117	618,659
Legal & General Group PLC (United Kingdom)	162,262	486,029
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,728	1,027,607
Sampo Oyj Class A (Finland)	16,006	705,528
Sompo Holdings, Inc. (Japan)	18,300	809,392
Sun Life Financial, Inc. (Canada)	2,591	136,363
Swiss Re AG (Switzerland)	12,359	1,288,267
Tokio Marine Holdings, Inc. (Japan)	63,045	1,444,514
Zurich Insurance Group AG (Switzerland)	668	322,337

		8,522,449
Interactive media and services (0.7%)
Auto Trader Group PLC (United Kingdom)	77,978	646,472
Scout24 SE (Germany)	4,155	274,928

		921,400
IT Services (1.3%)
NEC Corp. (Japan)	19,700	997,014
Nomura Research Institute, Ltd. (Japan)	15,400	437,761
Sopra Steria Group SACA (France)	901	195,851
TietoEVRY Oyj (Finland)	3,947	100,682

		1,731,308
Life sciences tools and services (1.0%)
AddLife AB Class B (Sweden)	10,520	85,648
ICON PLC (Ireland)(NON)	2,006	504,328
QIAGEN NV (Netherlands)(NON)	9,804	459,746
Siegfried Holding AG (Switzerland)	335	295,605

		1,345,327
Machinery (2.5%)
FANUC Corp. (Japan)	14,100	433,064
GEA Group AG (Germany)	12,548	532,408
Hitachi Construction Machinery Co., Ltd. (Japan)	9,077	271,174
Mitsubishi Heavy Industries, Ltd. (Japan)	25,519	1,210,909
Sandvik AB (Sweden)	29,643	602,074
Wartsila Oyj Abp (Finland)	22,322	280,404

		3,330,033
Marine transportation (0.4%)
Mitsui OSK Lines, Ltd. (Japan)	9,600	248,070
Nippon Yusen Kabushiki Kaisha (NYK Line) (Japan)	10,300	249,483

		497,553
Metals and mining (3.5%)
BHP Group, Ltd. ADR (Australia)	37,931	2,376,377
Boliden AB (Sweden)	21,893	644,952
IGO, Ltd. (Australia)	56,439	524,130
Mineral Resources, Ltd. (Australia)	13,626	655,290
Northern Star Resources, Inc. (Australia)	43,460	338,957
Teck Resources, Ltd. Class B (Canada)	2,967	131,824

		4,671,530
Multi-utilities (1.0%)
National Grid PLC (United Kingdom)	102,878	1,361,873

		1,361,873
Oil, gas, and consumable fuels (2.8%)
Equinor ASA ADR (Norway)	4,557	139,809
Neste Oyj (Finland)	6,361	234,017
Shell PLC (London Exchange) (United Kingdom)	55,123	1,673,757
TotalEnergies SE (France)	1,935	117,567
Woodside Energy Group, Ltd. (Australia)	57,558	1,481,131

		3,646,281
Paper and forest products (0.4%)
Stora Enso Oyj Class R (Finland)	45,543	558,582

		558,582
Passenger airlines (0.2%)
Deutsche Lufthansa AG (Germany)(NON)	22,875	230,837

		230,837
Personal care products (0.1%)
Unilever PLC (United Kingdom)	1,248	67,124

		67,124
Pharmaceuticals (9.1%)
Astellas Pharma, Inc. (Japan)	25,087	366,177
AstraZeneca PLC ADR (United Kingdom)	27,880	1,998,996
Novartis AG (Switzerland)	28,169	2,941,747
Novo Nordisk A/S Class B (Denmark)	19,197	3,093,659
Roche Holding AG (Switzerland)	2,830	878,158
Shionogi & Co., Ltd. (Japan)	21,731	906,611
Takeda Pharmaceutical Co., Ltd. (Japan)	30,600	936,638
UCB SA (Belgium)	10,063	890,895

		12,012,881
Professional services (1.6%)
Experian PLC (United Kingdom)	13,879	535,951
RELX PLC (United Kingdom)	48,536	1,631,963

		2,167,914
Real estate management and development (1.6%)
Daiwa House Industry Co., Ltd. (Japan)	47,059	1,277,093
ESR Group, Ltd. (Hong Kong)	42,400	74,112
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	133,720	716,454

		2,067,659
Retail REITs (0.4%)
Klepierre SA (France)	17,831	473,465

		473,465
Semiconductors and semiconductor equipment (5.9%)
Advantest Corp. (Japan)	9,874	1,367,956
ASML Holding NV (NY Reg Shares) (Netherlands)	4,018	2,878,535
Infineon Technologies AG (Germany)	29,754	1,308,581
Renesas Electronics Corp. (Japan)(NON)	29,800	579,695
SMA Solar Technology AG (Germany)(NON)	1,179	112,325
STMicroelectronics NV (NY Reg Shares) (France)	2,504	134,415
Tokyo Electron, Ltd. (Japan)	9,701	1,449,738

		7,831,245
Software (1.2%)
Sage Group PLC (The) (United Kingdom)	52,231	627,809
SAP SE (Germany)	4,759	650,926
TeamViewer SE (Germany)(NON)	10,585	179,869
Temenos AG (Switzerland)	1,561	133,823

		1,592,427
Specialty retail (1.3%)
Fielmann AG (Germany)	2,461	126,472
Industria de Diseno Textil SA (Spain)	35,040	1,341,107
Kingfisher PLC (United Kingdom)	84,819	267,450

		1,735,029
Technology hardware, storage, and peripherals (0.4%)
FUJIFILM Holdings Corp. (Japan)	4,200	245,108
Logitech International SA (Switzerland)	3,081	217,212

		462,320
Textiles, apparel, and luxury goods (3.1%)
Hermes International (France)	124	274,926
HUGO BOSS AG (Germany)	1,981	160,091
Kering SA (France)	1,158	666,659
LVMH Moet Hennessy Louis Vuitton SA (France)	2,661	2,481,346
Pandora A/S (Denmark)	4,806	481,068

		4,064,090
Trading companies and distributors (4.9%)
AerCap Holdings NV (Ireland)(NON)	8,435	538,237
Brenntag SE (Germany)	12,321	954,789
Ferguson PLC (United Kingdom)	864	138,657
IMCD NV (Netherlands)	4,516	684,969
ITOCHU Corp. (Japan)	33,000	1,336,375
Marubeni Corp. (Japan)	18,900	335,315
Mitsubishi Corp. (Japan)	14,000	716,348
Mitsui & Co., Ltd. (Japan)	44,635	1,748,369

		6,453,059
Transportation infrastructure (0.5%)
Getlink SE (France)	36,678	645,038

		645,038
Wireless telecommunication services (1.9%)
KDDI Corp. (Japan)	40,825	1,202,489
SoftBank Corp. (Japan)	113,500	1,259,039

		2,461,528

Total common stocks (cost $125,385,387)		$131,511,292

SHORT-TERM INVESTMENTS (0.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.96%(AFF)	399,198	$399,198

Total short-term investments (cost $399,198)		$399,198
TOTAL INVESTMENTS

Total investments (cost $125,784,585)		$131,910,490

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $132,292,380.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
	Short-term investments
	Putnam Government Money Market Fund***	$732,289	$1,481,768	$1,814,859	$4,492	$399,198

	Total Short-term investments	$732,289	$1,481,768	$1,814,859	$4,492	$399,198
	*** Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	23.0%
	United Kingdom	15.1
	France	10.1
	Switzerland	9.0
	Germany	7.7
	Australia	7.5
	Netherlands	5.6
	Denmark	5.2
	Finland	3.8
	Sweden	2.4
	Ireland	2.2
	Spain	2.1
	Singapore	2.1
	Hong Kong	1.0
	Belgium	0.7
	Norway	0.6
	Italy	0.5
	Other	1.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,737,221	$2,920,964	$—
Consumer discretionary	11,588,453	5,799,785	—
Consumer staples	11,049,361	2,228,735	—
Energy	2,297,461	1,481,131	—
Financials	15,613,904	7,632,790	—
Health care	13,142,802	5,163,910	—
Industrials	14,385,021	8,034,475	—
Information technology	7,967,654	5,290,005	—
Materials	8,057,407	1,518,377	—
Real estate	473,465	2,067,659	—
Utilities	2,829,124	231,588	—

Total common stocks	89,141,873	42,369,419	—
Short-term investments	399,198	—	—

Totals by level	$89,541,071	$42,369,419	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com